Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 7,684	₩ 58,576
Less: Assets, non-current	(2,111)	(28,304)
Assets, Current	5,573	30,272
Liabilities, Total	127,929	20,096
Less: Liabilities, non-current	(126,408)	(19,177)
Liabilities, Current	1,521	919
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, Total	1,078	1,464
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	7,684	55,569
Liabilities, Total	126,189	18,632
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total		₩ 3,007
Liabilities, Total	₩ 662